Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(a) — 96.8%

Equity Funds — 96.0%
Active Stock Master Portfolio	$1,707,161	$1,707,161
BlackRock Advantage Emerging Markets Fund — Class K	41,719	339,174
International Tilts Master Portfolio	519,036	519,036
iShares Core MSCI EAFE ETF	2,619	130,662
iShares Developed Real Estate Index Fund — Class K	18,375	144,609
iShares MSCI Canada ETF	3,688	80,583
iShares MSCI EAFE Small-Cap ETF	3,018	135,297
iShares Russell 2000 ETF	512	58,603
Master Total Return Portfolio	2,012	2,012

		3,117,137

Security	Shares/ Investment Value	Value

Fixed Income Funds — 0.8%
Core Alpha Bond Master Portfolio	$22,872	$22,872
iShares TIPS Bond ETF	25	2,948

		25,820

Total Affiliated Investment Companies — 96.8% (Cost — $3,922,889)		3,142,957

Other Assets Less Liabilities — 3.2%		102,640

Net Assets — 100.0%		$3,245,597

(a)

Investments in issuers considered to be an affiliate/affiliates of the Fund the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$2,195,914	(b)	$—		$(488,753	)(c)	$1,707,161	$1,707,161	$7,730		$(20,869)	$(521,981)
BlackRock Advantage Emerging Markets Fund — Class K	39,679	(b)	6,187	(d)	(4,147)		41,719	339,174	—		(9,062)	(105,705)
BlackRock Cash Funds: Institutional, SL Agency Shares(e)	231,843	(b)	—		(231,843	)(f)	—	—	83	(g)	20	—
BlackRock Cash Funds: Treasury, SL Agency Shares(e)	153,506	(b)	—		(153,506	)(c)	—	—	494		—	—
Core Alpha Bond Master Portfolio	$35,338	(b)	$—		$(12,466	)(c)	$22,872	22,872	236		1,049	(1,519)
International Tilts Master Portfolio	$782,737	(b)	$—		$(263,701	)(c)	$519,036	519,036	4,557		(42,502)	(151,712)
Master Total Return Portfolio	$152	(b)	$1,860	(c)	$—		$2,012	2,012	25		28	(153)
iShares Core MSCI EAFE ETF	—		4,196	(d)	(1,577	)(h)	2,619	130,662	—		(15,088)	(25,117)
iShares Developed Real Estate Index Fund — Class K	18,113	(b)	262	(i)	—		18,375	144,609	—		—	(57,138)
iShares MSCI Canada ETF	3,688	(b)	—		—		3,688	80,583	—		—	(29,651)
iShares MSCI EAFE Small-Cap ETF	2,687	(b)	331		—		3,018	135,297	—		—	(44,888)
iShares Russell 2000 ETF	512	(b)	—		—		512	58,603	215		—	(26,219)
iShares TIPS Bond ETF	35	(b)	—		(10)		25	2,948	4		16	25

								$3,142,957	$13,344		$(86,408)	$(964,058)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2065 Fund

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	As of period end, the entity is no longer held by the Fund.
(f)	Represents net shares/Investment value purchased (sold) by the LifePath Dynamic Master Portfolio.
(g)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Represents shares sold by the Fund and the LifePath Dynamic Master Portfolio.
(i)	Represents shares purchased by the LifePath Index Master Portfolio.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	2	06/19/20	$156	$4,741
MSCI Emerging Markets Index	1	06/19/20	42	542

				5,283

Short Contracts
S&P 500 E-Mini Index	1	06/19/20	128	7,921

				$13,204

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	192,500	USD	219,905	Morgan Stanley & Co. International PLC	06/17/20	(8,070)
USD	108,233	EUR	100,541	Bank of America N.A.	06/17/20	(2,406)

	Net unrealized depreciation					$(10,476)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize Fund investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$891,876	$—	$—	$891,876

Investments Valued at NAV(a)				2,251,081

Total Investments		—	—	$3,142,957

Derivative Financial Instruments(b)
Assets:
Equity contracts	$13,204	$—	$—	$13,204
Foreign currency exchange contracts	—	(10,476)	—	(10,476)

	$13,204	$(10,476)	$—	$2728

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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